Non-operating income (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2019	May 31, 2020	May 31, 2019
Disclosure Of Non Operating Income Loss [Abstract]
Foreign exchange gain		$ 8,237	$ 915
Loss on marketable securities		(338)	(178)
(Loss) gain on sale of capital assets		(10,824)	55
Gain from equity investees			58,438
Deferred gain on sale of intellectual property			340
Unrealized loss on convertible notes		(7,341)	(3,399)
(Loss) gain on long-term investments		(32,568)	19,651
Unrealized gain on convertible debentures		59,414	48,439
Realized gain on settlement of convertible debentures		12,452
Legal settlement		(4,345)
Unrealized loss on financial liabilities			(1,326)
Total		11,687	$ 122,935
Recognized gain on sale of equity investee	$ 24,255
Loss on promissory notes receivable		$ (13,000)